Revenue	6 Months Ended
Jun. 30, 2021
Revenue
Revenue

Note 2 – Revenue

Genmab enters into license and collaboration agreements that are within the scope of IFRS 15, under which it licenses certain rights to its product candidates to third parties and also may participate in the development of the product candidates. The terms of these arrangements typically include payment to Genmab of one or more of the following: non-refundable, upfront license fees; exclusive designation fees; annual license maintenance fees; additional target fees; development, regulatory and commercial milestone payments; reimbursements for research and development services; and royalties on net sales of licensed products. Each of these payments results in revenue from contracts with customers.

In September 2020, Genmab commenced binding arbitration of two matters arising under its license agreement with Janssen Biotech, Inc. (Janssen) relating to daratumumab. Under the license agreement, Genmab is, among other things, entitled to royalties from Janssen on sales of daratumumab (marketed as DARZALEX for intravenous administration and as DARZALEX FASPRO in the United States and as DARZALEX SC in Europe for SC administration). The arbitration first is to settle whether Genmab is required to share in Janssen’s royalty payments to Halozyme Therapeutics, Inc. for the Halozyme enzyme technology used in the SC formulation of daratumumab. The royalties Janssen pays to Halozyme represent a mid-single digit percentage rate of SC daratumumab sales. Janssen has started reducing its royalty payments to Genmab by what it claims to be Genmab’s share of Janssen’s royalty payments to Halozyme beginning in the second quarter of 2020 and has continued to do so through June 30, 2021. Given the ongoing arbitration, Genmab has reflected this reduction in its royalty revenues each quarter. The impact to the first half of 2021 royalties is estimated to be DKK 146 million. The impact to the first half of 2020 royalties is not material. The arbitration is also to settle whether Janssen’s obligation to pay royalties on sales of licensed product extends, in each applicable country, until the expiration or invalidation of the last-to-expire relevant Genmab-owned patent or the last-to-expire relevant Janssen-owned patent covering the product, as further defined and described in the license agreement.

The table below summarizes Genmab’s revenue by type and collaboration partner under Genmab’s agreements. This information provides the reader additional information regarding the nature, amount, timing and uncertainty of Genmab’s revenue and how cash flows might be affected by economic factors.

	6 Months Ended	6 Months Ended
	June 30, 2021	June 30, 2020
(DKK million)
Revenue by type:
Royalties	2,595	1,738
Reimbursement revenue	227	175
Milestone revenue	731	32
License revenue	—	4,398

Total	3,553	6,343

Revenue by collaboration partner:
Janssen	2,846	1,652
AbbVie	245	4,398
Roche	162	83
Seagen	56	99
BioNTech	171	76
Novartis	73	9
Other collaboration partners	—	26

Total	3,553	6,343

AbbVie Collaboration Agreement

On June 10, 2020, Genmab entered into a broad collaboration agreement to jointly develop and commercialize epcoritamab (DuoBody-CD3xCD20), DuoHexaBody-CD37 and DuoBody-CD3x5T4 and a discovery research collaboration for future differentiated antibody therapeutics for cancer. Under the terms of the agreement, Genmab received a USD 750 million (DKK 4,911 million) upfront payment in July 2020. Genmab recognized DKK 4,398 million as license revenue during the first half of 2020 driven by the delivery of licenses for the three programs described above. Genmab recorded DKK 513 million as deferred revenue related to co-development activities for product concepts and is expected to be recognized as revenue activities are performed, which is estimated to be over a seven-year period. No revenue has been recognized in the first half of 2021 or 2020 as co-development activities for product concepts have not yet commenced. Refer to Note 2.1 in the Annual Report for further details of the AbbVie collaboration agreement.